Future Minimum Rent Schedule	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Leases [Abstract]
Future Minimum Rent Schedule

8. Future Minimum Rent Schedule

Future minimum lease payments to be received as of September 30, 2014 under noncancellable operating leases for the next five years and thereafter are as follows:

2014	$8,532,363
2015	35,048,004
2016	28,542,171
2017	20,887,708
2018	17,401,040
Thereafter	65,593,200

$176,004,486

The above minimum lease payments to be received do not include reimbursements from tenants for certain operating expenses and real estate taxes and do not include early termination payments provided for in certain leases.

Two state government tenants currently have the exercisable right to terminate their lease if the state does not appropriate rent in its annual budgets. The Company has determined that the occurrence of the government tenant not appropriating the rent in its annual budget is a remote contingency and accordingly recognizes lease revenue on a straight-line basis over the respective lease term. These tenants represent approximately 44.0% of the Company’s total future minimum lease payments as of September 30, 2014.

10. Future Minimum Rent Schedule

Future minimum lease payments to be received as of December 31, 2013 under noncancellable operating leases for the next five years and thereafter are as follows:

2014	$22,193,033
2015	22,367,600
2016	15,694,478
2017	8,279,781
2018	5,056,811
Thereafter	10,106,308

$83,698,011

The above minimum lease payments to be received do not include reimbursements from tenants for certain operating expenses and real estate taxes and do not include early termination payments provided for in certain leases.

One state government tenant has the currently exercisable right to terminate its lease if the state does not appropriate rent in its annual budgets. The Predecessor has determined that the occurrence of the government tenant not appropriating the rent in its annual budget is a remote contingency and accordingly recognizes lease revenue on a straight-line basis over the respective lease term. This tenant represents approximately 7.9% of our total future minimum lease payments as of December 31, 2013.